Organization	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization
1.        Organization

Inventergy, Inc. (the "Company"), a Delaware corporation, was organized as Silicon Turbine Systems, LLC on January 12, 2012 and commenced operations on such date. Effective March 29, 2012, the Company was renamed Inventergy, LLC. Effective February 4, 2013, the Company was reorganized and converted from a Delaware limited liability company to a Delaware corporation under the name Inventergy, Inc. The Company has been organized for the purpose of purchasing and licensing intellectual property patents. The Company is headquartered in Campbell, California.

1.	Organization

Inventergy, Inc. (the "Company"), a Delaware corporation, was organized as Silicon Turbine Systems, LLC on January 12, 2012 and commenced operations on such date. Effective March 29, 2012, the Company was renamed Inventergy, LLC. Effective February 4, 2013, the Company was reorganized and converted from a Delaware limited liability company to a Delaware corporation under the name Inventergy, Inc. The Company has been organized for the purpose of purchasing and licensing intellectual property patents. The Company is headquartered in Cupertino, California.

1.       Organization

Inventergy, LLC (the "Company"), a Delaware limited liability company, was organized as Silicon Turbine Systems, LLC on January 12, 2012 and commenced operations on such date. Effective March 29, 2012, the Company was renamed to Inventergy, LLC. The Company has been organized for the purpose of purchasing and licensing intellectual property patents. The Company is headquartered in Cupertino, California.